Pension plans	6 Months Ended
Jun. 30, 2012
Pension plans
Pension plans

14           Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2011, that we expected to contribute US$262 to our defined benefit pension plan in 2012. As of June 30, 2012, total contributions of US$ 151 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in March 31, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	8	15	9
Interest cost on projected benefit obligation	129	65	27
Expected return on assets	(229)	(65)	—
Amortizations and (gain) / loss	—	10	(2)
Net periodic pension cost (credit)	(92)	25	34

	Three-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Six-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	15	32	17
Interest cost on projected benefit obligation	243	128	52
Expected return on assets	(432)	(128)	—
Amortizations and (gain) / loss	—	22	(4)
Net periodic pension cost (credit)	(174)	54	65

	six-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	39	16
Interest cost on projected benefit obligation	201	210	51
Expected return on assets	(341)	(192)	—
Amortizations and (gain) / loss	—	15	(8)
Net periodic pension cost (credit)	(140)	72	59